Borrowings (Tables)	12 Months Ended
Mar. 31, 2018
Borrowings
Schedule of carrying value and fair value information about borrowings

		Carrying value		Fair value
	2018	2017	2018	2017
	€m	€m	€m	€m
Financial liabilities measured at amortised cost
Bank loans	1,159	867	1,180	898
Commercial paper	2,712	3,648	2,715	3,650
Bonds[1]	3,062	660	3,057	667
Other liabilities[2,3]	3,003	4,632	3,003	4,632
Bonds in designated hedge relationships	415	2,244	409	2,241
Short-term borrowings	10,351	12,051	10,364	12,088
Financial liabilities measured at amortised cost:	—		—
Bank loans	2,157	2,741	2,176	2,769
Bonds[1]	18,804	19,345	18,714	19,286
Other liabilities	278	305	278	305
Bonds in designated hedge relationships	11,669	12,132	11,010	11,349
Long-term borrowings	32,908	34,523	32,178	33,709

Notes:

1	Bonds mature between 2018 and 2056 (2017: 2017 and 2056) and have interest rates of 0.0% to 8.125% (2017: 0.0% to 8.125%).
2	Includes a €1.8 billion (2017: €1.8 billion) liability for payments due to holders of the equity shares in Kabel Deutschland AG under the terms of a domination and profit and loss transfer agreement.
3	Amount includes €1,070 million (2017: €2,654 million) in relation to collateral support agreements.

Schedule of reconciliation of liabilities arising from financing activities
		Cash flows		Non-cash changes
		Net proceeds/(repayment)	Interest	Net movements	Net Financing
	2017	of borrowings	paid	in short-term borrowings	costs[2]	Reclassification	2018
	€m	€m	€m	€m	€m	€m	€m
Assets and liabilities from financing activities[1]	44,369	(224)	(991)	(534)	486	(93)	43,013

Notes:

1

This balance comprises gross borrowings of €43,259 million (2017: € 46,574 million) and net derivative financial assets of €246 million (€2,205 million). Net debt disclosed in note 21 additionally includes cash and certain short term investments.

This amount includes interest, fair value and foreign exchange items which impact the income statement. Financing costs of €1,074 million as disclosed in note 5 primarily additionally include foreign exchange and other movements on items classified as net debt but not borrowings

Schedule of maturity analysis for non-derivative financial liabilities on an undiscounted basis

					Bonds in
	Bank	Commercial		Other	designated hedge
	loans	paper	Bonds	liabilities	relationships	Total
	€m	€m	€m	€m	€m	€m
Within one year	1,251	2,715	3,498	3,002	850	11,316
In one to two years	748	—	393	34	1,423	2,598
In two to three years	507	—	2,893	25	1,518	4,943
In three to four years	569	—	3,869	22	359	4,819
In four to five years	—	—	791	26	2,901	3,718
In more than five years	350	—	14,702	172	9,933	25,157
	3,425	2,715	26,146	3,281	16,984	52,551
Effect of discount/financing rates	(109)	(3)	(4,280)	—	(4,900)	(9,292)
31 March 2018	3,316	2,712	21,866	3,281	12,084	43,259
Within one year	909	3,660	1,810	4,606	3,142	14,127
In one to two years	1,168	—	2,650	21	1,527	5,366
In two to three years	721	—	2,080	56	366	3,223
In three to four years	569	—	2,369	22	1,522	4,482
In four to five years	—	—	3,010	24	1,253	4,287
In more than five years	350	—	12,029	203	11,548	24,130
	3,717	3,660	23,948	4,932	19,358	55,615
Effect of discount/financing rates	(109)	(12)	(3,943)	5	(4,982)	(9,041)
31 March 2017	3,608	3,648	20,005	4,937	14,376	46,574

Schedule of maturity analysis for derivative financial liabilities on an undiscounted basis

		2018		2017
	Payable	Receivable	Payable	Receivable
	€m	€m	€m	€m
Within one year	18,055	18,363	16,541	16,462
In one to two years	3,925	3,875	4,788	5,201
In two to three years	4,904	4,911	3,000	3,141
In three to four years	2,223	2,324	1,913	2,038
In four to five years	3,834	3,687	1,567	1,706
In more than five years	20,702	23,021	18,743	22,491
	53,643	56,181	46,552	51,039

Schedule of currency split of the Group's foreign exchange derivatives

		2018		2017
	Payable	Receivable	Payable	Receivable
	€m	€m	€m	€m
Sterling	4,459	7,280	1,176	6,576
Euro	27,655	9,609	23,167	5,556
US dollar	6,862	20,615	4,246	19,482
Other	5,568	7,972	5,420	4,813
	44,544	45,476	34,009	36,427

Schedule of minimum lease payments under finance lease arrangements

	2018	2017
	€m	€m
Within one year	46	68
In two to five years	94	78
In more than five years	172	160
	312	306

Schedule of interest rate and currency of borrowings

	Total	Floating rate	Fixed rate	Other
	borrowings	borrowings	borrowings[1]	borrowings[2]
Currency	€m	€m	€m	€m
Sterling	3,339	—	3,339	—
Euro	36,411	5,766	28,779	1,866
US dollar	2,930	2,899	31	—
Other	579	13	566	—
31 March 2018	43,259	8,678	32,715	1,866
Sterling	4,552	5	4,547	—
Euro	37,420	7,517	28,009	1,894
US dollar	4,449	4,172	277	—
Other	153	13	140	—
31 March 2017	46,574	11,707	32,973	1,894

Notes:

1

The weighted average interest rate for the Group’s sterling denominated fixed rate borrowings is 2.5% (2017: 2.5%). The weighted average time for which these rates are fixed is 20.8 years (2017: 16.6 years). The weighted average interest rate for the Group’s euro denominated fixed rate borrowings is 2.1% (2017: 2.1%). The weighted average time for which the rates are fixed is 8.0 years (2017: 8.4 years). The weighted average interest rate for the Group’s US dollar denominated fixed rate borrowings is 0.0% (2017: 0.2%). The weighted average time for which the rates are fixed is 0.0 years (2017: 0.1 years). The weighted average interest rate for the Group’s other currency fixed rate borrowings is 12.3% (2017: 8.5%). The weighted average time for which the rates are fixed is 4.4 years (2017: 12.0 years).

2

At 31 March 2018 other borrowings of €1.9 billion (2017: €1.9 billion) include a €1.8 billion (2017: €1.8 billion) liability for payments due to holders of the equity shares in Kabel Deutschland AG under the terms of a domination and profit and loss transfer agreement.